Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jul. 16, 2024	Dec. 18, 2023	Dec. 29, 2024	Dec. 31, 2023	Mar. 30, 2025	Aug. 14, 2024
Common Stock [Line Items]
Common stock, shares authorized			1,000,000,000	60,000,000	1,000,000,000
Preferred stock issued
Preferred stock outstanding
Newly issued shares (in Dollars)			$ 7,144
Shares of common stock			73,784,645	49,065,361	79,921,908
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Aggregate purchase price (in Dollars)		$ 5,000
Total issued (in Dollars)			$ 14	$ 7	$ 14
Net proceeds (in Dollars)				$ 5,000
Purchase Agreement [Member]
Common Stock [Line Items]
Shares purchase		1,838,235
Common stock, par value (in Dollars per share)		$ 0.0001
Aggregate purchase price per share (in Dollars per share)		$ 1.36
Preferred Stock [Member]
Common Stock [Line Items]
Preferred stock, shares authorized			10,000,000		10,000,000
Common Stock [Member]
Common Stock [Line Items]
Newly issued shares (in Dollars)
Common stock outstanding, percentage	9.99%
Net proceeds (in Dollars)			6,700
Common Stock [Member] | White Lion Capital, LLC [Member]
Common Stock [Line Items]
Newly issued shares (in Dollars)	$ 30,000
Common Stock [Member] | Hour Rapid [Member]
Common Stock [Line Items]
Shares of common stock						100,000
Total issued (in Dollars)			$ 2,900